[LETTERHEAD]

                       FPS Services, Inc.
                       3200 Horizon Drive
                King of Prussia, PA  19406-0903



VIA EDGAR


November 5, 1997


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  METROPOLITAN WEST FUNDS
     File Nos. 333-18737 and 811-07989
     Rule 497(j) Filing


To the Staff of the Commission:

This letter is to certify on behalf of Metropolitan West Funds that (i) the form of Supplement dated October 30, 1997 to the Prospectus dated April 9, 1997 and (ii) the form of Statement of Additional Information dated April 9, 1997, revised as of October 30, 1997, both of which would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933, would not have differed from the forms contained in the Registrant's most recent Post-Effective Amendment to its registration statement on Form N-1A. The filing of Post-Effective Amendment No. 2 was transmitted electronically on October 30, 1997.

Should you have any questions, I can be reached directly at (610) 239-4752.

Sincerely,
/s/ Deborah Ann Potter
Deborah Ann Potter
Manager, Compliance Administration

cc:  Scott B. Dubchansky (Metropolitan West Funds)
     David A. Hearth, Esq. (Paul, Hastings, Janofsky & Walker LLP)

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